Subsequent events	12 Months Ended
Oct. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

23. Subsequent events

Subsequent to October 31, 2021:

(a) The Company secured two (2) private placements with investors consisting of common shares with no warrants pursuant to prospectus and registrations set forth in applicable securities law. It realized net proceeds of $126,500 CDN ($101,590 USD) and issued a total of 2,300,000 common shares.

(b) The Company secured $351,000 USD in convertible debentures with a 12 month term and conversion features which become effective six months after initiation date.

(c) The Company converted $177,320 USD of convertible debentures through the issuance of 4,593,480 common shares.

(d) The Company repaid $45,827 CDN ($36,945 USD) of interest accrued on a convertible debenture.

(e) The Company extended convertible debentures that were within 3 months of maturity date from October 31, 2021 for an additional (6) months.

(f) The Company issued 413,674 common shares for settlement of $28,957 CDN ($22,460 USD) of debt.

(g) The Company granted 25,000 options on December 15, 2021 at a strike price of $0.09 CDN, expiring on December 15, 2023.